Segment information - Schedule of Reportable Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 311,490	€ 125,948	€ 44,696
Operating expenses	(233,508)	(135,850)	(85,525)
Adjusted EBITDA	77,982	(9,902)	(40,829)
Depreciation and amortization	(51,028)	(87,900)	(116,318)
Exceptional items	(12,814)	11,173	(286,242)
Operating Profit / (Loss)	14,140	(86,629)	(443,389)
Central costs
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating expenses	(80,377)	(61,947)	(47,481)
Adjusted EBITDA	(80,377)	(61,947)	(47,481)
TFSS
Disclosure of operating segments [line items]
Revenue	228,818	89,559	30,826
TFSS | Operating segments
Disclosure of operating segments [line items]
Revenue	228,818	89,559	30,826
Operating expenses	(91,902)	(44,610)	(29,034)
Adjusted EBITDA	136,916	44,949	1,792
AVPS
Disclosure of operating segments [line items]
Revenue	61,805	23,325	13,870
AVPS | Operating segments
Disclosure of operating segments [line items]
Revenue	61,805	23,325	13,870
Operating expenses	(34,267)	(12,538)	(9,010)
Adjusted EBITDA	27,538	10,787	4,860
RTS
Disclosure of operating segments [line items]
Revenue	20,867	13,064
Operating expenses		(16,755)
Adjusted EBITDA		(3,691)
RTS | Operating segments
Disclosure of operating segments [line items]
Revenue	20,867
Operating expenses	(26,962)
Adjusted EBITDA	(6,095)
Fixed cost
Disclosure of operating segments [line items]
Operating expenses	(154,600)	(109,200)	(74,700)
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses	(99,800)	(74,600)	(50,800)
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses	(54,800)	(34,600)	(23,900)
Variable cost
Disclosure of operating segments [line items]
Operating expenses	€ (78,900)	€ (26,700)	€ (10,300)